Other operating expenses (Tables)	12 Months Ended
Mar. 31, 2022
Other Operating Expenses
Schedule of other operating expenses

	March 31,
	2020	2021	2022
Commission	626,468	31,558	113,947
Communication	169,242	119,844	135,004
Legal and professional fees	471,761	309,027	179,353
Outsourcing fees	190,892	21,336	20,304
Payment gateway and other charges	748,714	151,556	256,353
Advances provision (refer to Note 21)	12,364	15,106	5,326
Trade and other receivables provision (refer to Note 26)	93,000	178,342	26,412
Security deposit and other assets provision (refer to Note 27)	-	6,743	-
Duties and taxes	36,486	16,343	12,178
Rent	55,007	9,418	2,330
Repairs and maintenance	78,797	32,169	31,813
Travelling and conveyance	69,930	3,641	12,705
Insurance	50,891	59,428	76,371
Remeasurement of contingent consideration (refer to Note 43)	(390,009)	-	-
Corporate social responsibility (CSR) expense	8,202	2,620	1,950
Miscellaneous expenses	37,516	21,184	19,267
Total	2,259,261	978,315	893,313